Variable interest entities (Details) - USD ($) $ in Millions	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Fixed maturity investments	$ 1,979.6		$ 2,180.0			$ 2,891.6
Short-term investments	760.0		625.0			538.0
Cash	106.5		215.8			137.1
Insurance and reinsurance premiums receivable	762.5		543.6			394.6
Funds held by ceding companies	180.0		153.2			100.0
Ceded unearned insurance and reinsurance premiums	191.2		106.6			101.1
Deferred acquisition costs	152.8		120.9			84.7	$ 74.6	$ 69.9
Total assets	6,258.7		5,823.6			5,166.5
Liabilities
Loss and loss adjustment expense reserves	1,891.0	$ 1,827.1	1,898.5	$ 1,916.7	$ 1,659.3	1,620.1	$ 1,644.4	$ 1,809.8
Unearned insurance and reinsurance premiums	766.9		506.8			398.0
Other liabilities	200.6		176.8			102.5
Total liabilities	4,175.8		3,800.3			2,927.1
VIEs
Assets:
Fixed maturity investments	4.0
Short-term investments	0.3
Cash	0.2		4.5			1.2
Total investments	4.5		4.5			1.2
Insurance and reinsurance premiums receivable	6.2		4.1			1.0
Funds held by ceding companies	4.0		2.7
Ceded unearned insurance and reinsurance premiums						0.1
Deferred acquisition costs	1.5		1.3			0.2
Total assets	16.3		12.6			2.5
Liabilities
Loss and loss adjustment expense reserves	4.2		3.5			0.3
Unearned insurance and reinsurance premiums	6.5		4.3			0.4
Other liabilities						0.1
Total liabilities	$ 10.7		$ 7.8			$ 0.8